UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-5075

Thrivent Mutual Funds
(Exact name of registrant as specified in charter)

625 Fourth Avenue South
Minneapolis, Minnesota 55415
(Address of principal executive offices) (Zip code)

John L. Sullivan, Assistant Secretary
625 Fourth Avenue South
Minneapolis, Minnesota 55415
(Name and address of agent for service)

Registrant’s telephone number, including area code: (612) 844-5704
Date of fiscal year end: December 31
Date of reporting period: March 31, 2008

Item 1. Schedule of Investments

Real Estate Securities Fund
Schedule of Investments as of March 31, 2008 (unaudited)

Shares	Common Stock (94.8%)	Value	Shares	Common Stock (94.8%)	Value
Diversified REITS (5.5%)			Real Estate Management & Development (0.1%)
28,827	Liberty Property Trust	$896,808	3,768	Forest City Enterprises	$138,662
3,900	PS Business Parks, Inc.	202,410		Total Real Estate Management
53,963	Vornado Realty Trust	4,652,150		& Development	138,662
4,200	Washington Real Estate Investment
	Trust *	140,364	Residential REITS (14.9%)
	Total Diversified REITS	5,891,732	7,600	American Campus Communities, Inc.	207,936
			32,130	Apartment Investment & Management
Financials (8.3%)				Company *	1,150,575
15,100	iShares Cohen & Steers Realty Majors		35,000	Avalonbay Communities, Inc. *	3,378,200
	Index Fund *	1,213,889	21,600	BRE Properties, Inc. *	984,096
73,284	iShares Dow Jones U.S. Real Estate		22,800	Camden Property Trust	1,144,560
	Index Fund *	4,770,788	5,800	Equity Lifestyle Properties, Inc.	286,346
55,661	SPDR DJ Wilshire International Real		85,000	Equity Residential REIT	3,526,650
	Estate ETF *	2,941,684	18,500	Essex Property Trust, Inc.	2,108,630
	Total Financials	8,926,361	15,505	Home Properties, Inc. *	744,085
			16,288	Mid-America Apartment
Foreign (1.3%)				Communities, Inc.	811,794
71,300	Brookfield Properties Corporation	1,376,803	13,600	Post Properties, Inc. *	525,232
	Total Foreign	1,376,803	46,200	UDR, Inc.	1,132,824
				Total Residential REITS	16,000,928
Hotels, Resorts & Cruise Lines (1.4%)
29,300	Starwood Hotels & Resorts		Retail REITS (24.6%)
	Worldwide, Inc.	1,516,275	6,000	Acadia Realty Trust	144,900
	Total Hotels, Resorts		41,500	Developers Diversified Realty
	& Cruise Lines	1,516,275		Corporation *	1,738,020
			5,500	Equity One, Inc. *	131,835
Industrial REITS (8.1%)			25,600	Federal Realty Investment Trust *	1,995,520
40,900	AMB Property Corporation *	2,225,778	73,700	General Growth Properties, Inc. *	2,813,129
36,000	DCT Industrial Trust, Inc. *	358,560	13,700	Inland Real Estate Corporation *	208,377
7,300	EastGroup Properties, Inc.	339,158	87,167	Kimco Realty Corporation *	3,414,331
97,658	ProLogis Trust	5,748,150	29,700	Macerich Company *	2,087,019
	Total Industrial REITS	8,671,646	31,000	National Retail Properties, Inc.	683,550
			29,700	Regency Centers Corporation *	1,923,372
			94,700	Simon Property Group, Inc. *	8,798,578
Office REITS (14.5%)			13,700	Tanger Factory Outlet Centers, Inc. *	527,039
18,800	Alexandria Real Estate Equities, Inc. *	1,743,136	26,600	Taubman Centers, Inc.	1,385,860
20,000	BioMed Realty Trust, Inc. *	477,800	19,600	Weingarten Realty Investors *	675,024
48,900	Boston Properties, Inc. *	4,502,223		Total Retail REITS	26,526,554
43,996	Brandywine Realty Trust	746,172
30,170	Corporate Office Properties Trust	1,014,014
30,200	Digital Realty Trust, Inc. *	1,072,100	Specialized REITS (16.1%)
37,500	Douglas Emmett, Inc.	827,250	12,000	Ashford Hospitality Trust *	68,160
35,400	Duke Realty Corporation *	807,474	27,500	DiamondRock Hospitality Company	348,425
19,031	Highwoods Properties, Inc. *	591,293	7,300	Entertainment Properties Trust *	360,109
14,900	Kilroy Realty Corporation	731,739	27,000	Extra Space Storage, Inc.	437,130
8,300	Lexington Corporate Properties Trust *	119,603	46,000	Health Care Property Investors, Inc.	1,555,260
23,000	Mack-Cali Realty Corporation	821,330	28,000	Health Care REIT, Inc. *	1,263,640
26,486	SL Green Realty Corporation *	2,157,814	10,800	Healthcare Realty Trust, Inc.	282,420
	Total Office REITS	15,611,948	6,000	Hospitality Properties Trust	204,120

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
2

Real Estate Securities Fund
Schedule of Investments as of March 31, 2008 (unaudited)

Shares	Common Stock (94.8%)	Value	Shares	Common Stock (94.8%)	Value
Specialized REITS — continued			11,000	Strategic Hotel Capital, Inc. *	$144,430
182,489	Host Marriott Corporation	$2,905,241	13,000	Sunstone Hotel Investors, Inc. *	208,130
16,300	LaSalle Hotel Properties *	468,299	53,341	Ventas, Inc. *	2,395,544
33,500	Nationwide Health Properties, Inc. *	1,130,625		Total Specialized REITS	17,371,548
10,390	Plum Creek Timber Company, Inc.	422,873
51,600	Public Storage, Inc.	4,572,792		Total Common Stock
25,500	Senior Housing Property Trust	604,350		(cost $103,024,314)	102,032,457

		Interest	Maturity
Shares	Collateral Held for Securities Loaned (44.3%)	Rate (+)	Date	Value
47,733,904	Thrivent Financial Securities Lending Trust	2.990%	N/A	$47,733,904
	Total Collateral Held for Securities Loaned
	(cost $47,733,904)			47,733,904

		Interest	Maturity
Shares	Short-Term Investments (5.0%)	Rate (+)	Date	Value
5,412,568	Thrivent Money Market Fund	3.120%	N/A	$5,412,568
	Total Short-Term Investments (at amortized cost)			5,412,568
	Total Investments (cost $156,170,786) 144.1%			$155,178,929
	Other Assets and Liabilities, Net (44.1%)			(47,485,373)
	Total Net Assets 100.0%			$107,693,556

* All or a portion of the security is on loan.

+ The interest rate shown reflects the yield, coupon rate or, for securities purchased at a discount, the discount rate at the date of purchase.

Definitions:

ETF — Exchange Traded Fund.

REIT — Real Estate Investment Trust, is a company that buys, develops, manages and/or sells real estate assets.

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$4,287,739
Gross unrealized depreciation	(5,279,596)
Net unrealized appreciation (depreciation)	($991,857)
Cost for federal income tax purposes	$156,170,786

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
3

Equity Income Plus Fund
Schedule of Investments as of March 31, 2008 (unaudited)

Shares	Common Stock (80.5%)	Value	Shares	Common Stock (80.5%)	Value
Consumer Discretionary (5.1%)			1,100	Boston Properties, Inc. ‡	$101,277
5,500	Gannett Company, Inc.	$159,775	1,000	Brandywine Realty Trust ‡	16,960
3,600	Genuine Parts Company ‡	144,792	500	BRE Properties, Inc. ‡	22,780
5,000	Home Depot, Inc.	139,850	500	Camden Property Trust ‡	25,100
4,000	Johnson Controls, Inc.	135,200	700	CBL & Associates Properties, Inc. ‡	16,471
5,300	Lowe’s Companies, Inc.	121,582	8,000	Cincinnati Financial Corporation	304,320
10,000	McDonald’s Corporation ‡	557,700	17,300	Citigroup, Inc. ‡	370,566
3,800	Target Corporation	192,584	400	Colonial Properties Trust ‡	9,620
1,300	VF Corporation ‡	100,763	2,600	Comerica, Inc. ‡	91,208
	Total Consumer Discretionary	1,552,246	500	Corporate Office Properties Trust ‡	16,805
			4,700	Corus Bankshares, Inc.	45,731
Consumer Staples (11.2%)			700	DCT Industrial Trust, Inc. ‡	6,972
8,400	Altria Group, Inc. ‡	186,480	1,000	Developers Diversified Realty
2,700	Anheuser-Busch Companies, Inc.	128,115		Corporation ‡	41,880
9,100	Coca-Cola Company ‡	553,917	700	DiamondRock Hospitality Company	8,869
2,000	Colgate-Palmolive Company	155,820	600	Digital Realty Trust, Inc. ‡	21,300
2,000	General Mills, Inc.	119,760	1,000	Duke Realty Corporation ‡	22,810
2,000	H.J. Heinz Company	93,940	400	EastGroup Properties, Inc.	18,584
2,800	Kimberly-Clark Corporation ‡	180,740	400	Education Realty Trust, Inc.	5,028
5,600	Kraft Foods, Inc. ‡	173,656	300	Entertainment Properties Trust ‡	14,799
2,400	PepsiCo, Inc. ‡	173,280	2,100	Equity Residential REIT ‡	87,129
8,400	Philip Morris International, Inc. #	424,872	200	Essex Property Trust, Inc. ‡	22,796
8,100	Procter & Gamble Company ‡	567,567	500	Extra Space Storage, Inc. ‡	8,095
12,100	Wal-Mart Stores, Inc. ‡	637,428	7,300	F.N.B. Corporation	113,953
	Total Consumer Staples	3,395,575	400	Federal Realty Investment Trust ‡	31,180
			600	First Industrial Realty Trust, Inc. ‡	18,534
Energy (6.3%)			4,200	FirstMerit Corporation	86,772
5,300	BP plc ‡	321,445	500	Franklin Street Properties Corporation	7,160
3,800	Chevron Corporation ‡	324,368	1,900	General Growth Properties, Inc. ‡	72,523
6,900	Exxon Mobil Corporation ‡	583,602	500	Getty Realty Corporation ‡	7,965
2,200	Helmerich & Payne, Inc.	103,114	1,900	Goldman Sachs Group, Inc. ‡	314,241
2,500	Royal Dutch Shell plc ADR	172,450	2,200	Hartford Financial Services Group, Inc. ‡	166,694
1,900	Sasol, Ltd. ADR ‡	91,941	1,800	Health Care Property Investors, Inc. ‡	60,858
1,400	Schlumberger, Ltd.	121,800	800	Health Care REIT, Inc. ‡	36,104
2,900	Total SA ADR	214,629	400	Healthcare Realty Trust, Inc. ‡	10,460
	Total Energy	1,933,349	800	Highwoods Properties, Inc. ‡	24,856
			400	Home Properties, Inc. ‡	19,196
			1,000	Hospitality Properties Trust ‡	34,020
Financials (27.4%)			4,000	Host Marriott Corporation ‡	63,680
400	Acadia Realty Trust	9,660	1,500	HRPT Properties Trust ‡	10,095
2,000	AFLAC, Inc.	129,900	5,700	Hudson City Bancorp, Inc.	100,776
300	Alexandria Real Estate Equities, Inc. ‡	27,816	100	Investors Real Estate Trust ‡	978
4,000	Allstate Corporation	192,240	12,170	iShares S&P U.S. Preferred Stock
700	AMB Property Corporation ‡	38,094		Index Fund	514,182
400	American Campus Communities, Inc.	10,944	400	Kilroy Realty Corporation ‡	19,644
800	Apartment Investment &		2,000	Kimco Realty Corporation ‡	78,340
	Management Company ‡	28,648	500	LaSalle Hotel Properties	14,365
700	Avalonbay Communities, Inc. ‡	67,564	1,000	Lexington Corporate Properties Trust ‡	14,410
17,000	Bank of America Corporation ‡	644,470	800	Liberty Property Trust ‡	24,888
4,800	BB&T Corporation ‡	153,888	3,300	Lincoln National Corporation ‡	171,600
700	BioMed Realty Trust, Inc. ‡	16,723

The accompanying Notes to Financial Statements are an integral part of this schedule.
4

Equity Income Plus Fund
Schedule of Investments as of March 31, 2008 (unaudited)

Shares	Common Stock (80.5%)	Value	Shares	Common Stock (80.5%)	Value
Financials — continued			Health Care (7.7%)
700	Macerich Company ‡	$49,189	8,300	Abbott Laboratories ‡	$457,745
800	Mack-Cali Realty Corporation ‡	28,568	4,800	Bristol-Myers Squibb Company ‡	102,240
500	Medical Properties Trust, Inc.	5,660	6,100	Eli Lilly and Company ‡	314,699
4,900	Mercury General Corporation ‡	217,119	9,600	Johnson & Johnson ‡	622,752
400	Mid-America Apartment		5,100	Medtronic, Inc. ‡	246,687
	Communities, Inc. ‡	19,936	28,200	Pfizer, Inc. ‡	590,226
700	National Retail Properties, Inc. ‡	15,435		Total Health Care	2,334,349
4,600	Nationwide Financial Services, Inc.	217,488
800	Nationwide Health Properties, Inc. ‡	27,000	Industrials (10.0%)
12,100	Old Republic International Corporation	156,211	4,800	3M Company ‡	379,920
500	Omega Healthcare Investors, Inc.	8,680	3,500	Caterpillar, Inc. ‡	274,015
400	Parkway Properties, Inc.	14,784	2,100	Courier Corporation	52,395
500	Pennsylvania Real Estate		3,000	Danaher Corporation	228,090
	Investment Trust	12,195	5,700	Emerson Electric Company	293,322
8,600	People’s United Financial, Inc.	148,866	3,100	General Dynamics Corporation ‡	258,447
1,400	Plum Creek Timber Company, Inc. ‡	56,980	18,000	General Electric Company ‡	666,180
400	Post Properties, Inc. ‡	15,448	5,400	Illinois Tool Works, Inc.	260,442
400	Potlatch Corporation ‡	16,508	4,800	Masco Corporation ‡	95,184
24,960	PowerShares Preferred Portfolio	478,733	3,400	Pitney Bowes, Inc.	119,068
2,000	ProLogis Trust ‡	117,720	6,000	United Technologies Corporation ‡	412,920
900	Public Storage, Inc. ‡	79,758		Total Industrials	3,039,983
700	Rayonier, Inc. REIT ‡	30,408
800	Realty Income Corporation ‡	20,496	Information Technology (3.3%)
500	Regency Centers Corporation ‡	32,380	7,100	Automatic Data Processing, Inc.	300,969
9,400	Regions Financial Corporation ‡	185,650	4,500	Hewlett-Packard Company	205,470
700	Senior Housing Property Trust ‡	16,590	700	Intel Corporation	14,826
1,900	Simon Property Group, Inc. ‡	176,529	2,900	International Business Machines
600	SL Green Realty Corporation ‡	48,882		Corporation ‡	333,906
4,900	South Financial Group, Inc.	72,814	4,400	Paychex, Inc. ‡	150,744
400	Sovran Self Storage, Inc.	17,084		Total Information Technology	1,005,915
400	Strategic Hotel Capital, Inc. ‡	5,252
500	Sun Communities, Inc.	10,250
500	Sunstone Hotel Investors, Inc.	8,005	Materials (3.7%)
3,400	SunTrust Banks, Inc.	187,476	2,300	Air Products and Chemicals, Inc.	211,600
8,300	Synovus Financial Corporation	91,798	4,300	Bemis Company, Inc.	109,349
400	Tanger Factory Outlet Centers, Inc.	15,388	1,100	Monsanto Company	122,650
400	Taubman Centers, Inc. ‡	20,840	2,000	Nucor Corporation ‡	135,480
13,600	U.S. Bancorp ‡	440,096	2,900	PPG Industries, Inc. ‡	175,479
900	UDR, Inc. ‡	22,068	2,600	Praxair, Inc.	218,998
1,200	Ventas, Inc. ‡	53,892	2,600	Rohm and Haas Company	140,608
1,300	Vornado Realty Trust ‡	112,073		Total Materials	1,114,164
500	Washington Real Estate
	Investment Trust ‡	16,710	Telecommunications Services (2.9%)
800	Weingarten Realty Investors ‡	27,552	1,500	America Movil SA de CV ADR ‡	95,535
13,500	Wells Fargo & Company ‡	392,850	17,300	AT&T, Inc. ‡	662,590
	Total Financials	8,307,882	4,000	CenturyTel, Inc.	132,960
				Total Telecommunications
				Services	891,085

The accompanying Notes to Financial Statements are an integral part of this schedule.
5

Equity Income Plus Fund
Schedule of Investments as of March 31, 2008 (unaudited)

Shares	Common Stock (80.5%)	Value	Shares	Preferred Stock (1.8%)	Value
Utilities (2.9%)			Financials (1.5%)
6,300	Atmos Energy Corporation ‡	$160,650	1,675	Bank of America Corporation ‡	$37,855
2,800	Black Hills Corporation	100,184	3,545	Federal Home Loan Mortgage
7,700	MDU Resources Group, Inc.	189,035		Corporation ‡	86,498
2,800	National Fuel Gas Company	132,188	4,000	Federal National Mortgage Association	96,200
4,300	Progress Energy, Inc. ‡	179,310	4,600	Lehman Brothers Holdings, Inc. ‡	94,668
2,100	Questar Corporation	118,776	4,500	MetLife, Inc.	103,230
	Total Utilities	880,143	1,565	Wachovia Corporation ‡	38,656
				Total Financials	457,107
	Total Common Stock
	(cost $24,294,557)	24,454,691	Utilities (0.3%)
			3,595	Xcel Energy, Inc. ‡	89,156
				Total Utilities	89,156

				Total Preferred Stock
				(cost $569,293)	546,263

Principal		Interest	Maturity
Amount	Long-Term Fixed Income (1.0%)	Rate	Date	Value
$100,000	Bank of America Corporation	8.000%	1/30/2018	$100,120
100,000	Citigroup, Inc.	8.300	12/21/2037	98,537
100,000	Wachovia Corporation	7.980	3/15/2018	98,250
	Total Long-Term Fixed Income (cost 299,899)			296,907

The accompanying Notes to Financial Statements are an integral part of this schedule.
6

Equity Income Plus Fund
Schedule of Investments as of March 31, 2008 (unaudited)

Shares or
Principal		Interest	Maturity
Amount	Short-Term Investments (17.0%)	Rate (+)	Date	Value
$4,290,000	Federal Home Loan Bank Discount Notes	1.500%	4/1/2008	$4,290,000
450,000	Federal National Mortgage Association ‡	1.694	5/16/2008	449,047
412,723	Thrivent Money Market Fund	3.120	N/A	412,723
	Total Short-Term Investments (at amortized cost)			5,151,770
	Total Investments (cost $30,315,519) 100.3%			$30,449,631
	Other Assets and Liabilities, Net (0.3%)			(104,990)
	Total Net Assets 100.0%			$30,344,641

	Number of		Notional
	Contracts	Expiration	Principal		Unrealized
Futures	Long/(Short)	Date	Amount	Value	Gain/(Loss)
S&P 500 Index Mini-Futures	69	June 2008	$4,437,465	$4,567,800	$130,335
Total Futures					$130,335

# Non-income producing security.

+ The interest rate shown reflects the yield, coupon rate or, for securities purchased at a discount, the discount rate at the date of purchase.

‡ At March 31, 2008, $249,470 of investments were held on deposit with the counterparty and pledged as the initial margin deposit for open financial futures contracts. In addition, $4,642,324 of investments were earmarked as collateral to cover open financial futures contracts.

Definitions:

ADR — American Depository Receipts, which are certificates for shares of an underlying foreign security’s shares held by an issuing U.S. depository bank.

REIT — Real Estate Investment Trust, is a company that buys, develops, manages and/or sells real estate assets.

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$392,904
Gross unrealized depreciation	(258,792)
Net unrealized appreciation (depreciation)	$134,112
Cost for federal income tax purposes	$30,315,519

The accompanying Notes to Financial Statements are an integral part of this schedule.
7

Diversified Income Plus Fund
Schedule of Investments as of March 31, 2008 (unaudited)

Shares	Common Stock (37.4%)	Value	Shares	Common Stock (37.4%)	Value
Consumer Discretionary (1.4%)			2,700	Camden Property Trust	$135,540
12,900	Genuine Parts Company	$518,838	3,600	CBL & Associates Properties, Inc.	84,708
17,100	McDonald’s Corporation	953,667	15,900	Citigroup, Inc.	340,578
11,000	Stanley Works	523,820	2,600	Colonial Properties Trust *	62,530
3,800	VF Corporation	294,538	13,300	Comerica, Inc.	466,564
	Total Consumer Discretionary	2,290,863	15,100	Commerce Group, Inc.	544,506
			2,200	Corporate Office Properties Trust	73,942
Consumer Staples (5.6%)			5,600	Credicorp, Ltd *	401,744
21,400	Altria Group, Inc. ‡	475,080	10,100	DCT Industrial Trust, Inc. *	100,596
4,000	Brown-Forman Corporation	264,880	6,300	Developers Diversified Realty
17,900	Clorox Company	1,013,856		Corporation	263,844
19,600	Coca-Cola Company	1,193,052	5,400	DiamondRock Hospitality Company	68,418
1,600	Imperial Tobacco Group plc ADR	147,312	3,100	Digital Realty Trust, Inc. *	110,050
13,800	Kimberly-Clark Corporation	890,790	7,400	Duke Realty Corporation	168,794
20,000	Kraft Foods, Inc.	620,200	1,500	EastGroup Properties, Inc.	69,690
5,800	PepsiCo, Inc.	418,760	4,100	Education Realty Trust, Inc.	51,537
21,400	Philip Morris International, Inc. #	1,082,412	1,700	Entertainment Properties Trust	83,861
21,200	Procter & Gamble Company	1,485,484	13,300	Equity Residential REIT	551,817
10,400	Universal Corporation	681,512	1,200	Essex Property Trust, Inc.	136,776
23,200	Wal-Mart Stores, Inc.	1,222,176	4,300	Extra Space Storage, Inc.	69,617
	Total Consumer Staples	9,495,514	2,600	Federal Realty Investment Trust *	202,670
			67,329	Fiduciary/Claymore MLP Opportunity
Energy (3.3%)				Fund	1,411,222
10,300	BP plc ±	624,695	3,000	First Industrial Realty Trust, Inc. *	92,670
12,900	Chevron Corporation ‡	1,101,144	4,600	Franklin Street Properties Corporation *	65,872
30,099	Energy Income and Growth Fund	660,965	11,900	General Growth Properties, Inc. *	454,223
12,900	Exxon Mobil Corporation	1,091,082	2,500	Getty Realty Corporation	39,825
7,900	Holly Corporation	342,939	2,500	Goldman Sachs Group, Inc.	413,475
49,278	Kayne Anderson MLP Investment		2,900	Hartford Financial Services Group, Inc.	219,733
	Company	1,446,312	10,800	Health Care Property Investors, Inc.	365,148
7,500	Sasol, Ltd. ADR	362,925	4,300	Health Care REIT, Inc. *	194,059
	Total Energy	5,630,062	2,600	Healthcare Realty Trust, Inc.	67,990
			2,900	Highwoods Properties, Inc.	90,103
			1,800	Home Properties, Inc. *	86,382
Financials (15.9%)			5,700	Hospitality Properties Trust	193,914
2,300	Acadia Realty Trust	55,545	25,700	Host Marriott Corporation	409,144
1,600	Alexandria Real Estate Equities, Inc.	148,352	16,100	HRPT Properties Trust	108,353
4,800	AMB Property Corporation ‡	261,216	8,058	HSBC Holdings plc ADR	663,173
2,100	American Campus Communities, Inc.	57,456	6,574	Investors Real Estate Trust	64,294
4,715	Apartment Investment & Management		4,200	J.P. Morgan Chase & Company	180,390
	Company *	168,844	1,600	Kilroy Realty Corporation	78,576
47,200	Arthur J. Gallagher & Company	1,114,864	12,145	Kimco Realty Corporation *	475,720
10,900	Astoria Financial Corporation	296,044	2,200	LaSalle Hotel Properties	63,206
3,600	Avalonbay Communities, Inc.	347,472	5,700	Lexington Corporate Properties Trust *	82,137
36,100	Bank of America Corporation	1,368,551	4,900	Liberty Property Trust	152,439
14,000	BB&T Corporation	448,840	4,100	Lincoln National Corporation	213,200
3,900	BioMed Realty Trust, Inc.	93,171	3,500	Macerich Company	245,945
5,500	Boston Properties, Inc. *	506,385	3,700	Mack-Cali Realty Corporation	132,127
5,000	Brandywine Realty Trust	84,800	5,100	Medical Properties Trust, Inc. *	57,732
2,400	BRE Properties, Inc.	109,344	24,300	Mercury General Corporation	1,076,733

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
8

Diversified Income Plus Fund
Schedule of Investments as of March 31, 2008 (unaudited)

Shares	Common Stock (37.4%)	Value	Shares	Common Stock (37.4%)	Value
Financials — continued			52,700	Pfizer, Inc.	$1,103,011
1,500	Mid-America Apartment		10,000	Teva Pharmaceutical Industries, Ltd. ADR	461,900
	Communities, Inc.	$74,760		Total Health Care	5,962,202
4,500	National Retail Properties, Inc.	99,225
4,800	Nationwide Health Properties, Inc. *	162,000	Industrials (3.8%)
4,100	Omega Healthcare Investors, Inc.	71,176	5,000	3M Company	395,750
1,400	Parkway Properties, Inc.	51,744	6,300	Avery Dennison Corporation	310,275
2,500	Pennsylvania Real Estate Investment		19,100	Caterpillar, Inc.	1,495,339
	Trust	60,975	2,700	Expeditors International of
8,300	Plum Creek Timber Company, Inc.	337,810		Washington, Inc.	121,986
2,100	Post Properties, Inc.	81,102	10,900	General Dynamics Corporation	908,733
2,100	Potlatch Corporation	86,667	41,400	General Electric Company	1,532,214
12,300	ProLogis Trust	723,978	38,300	Masco Corporation *	759,489
6,102	Public Storage, Inc. *	540,759	8,000	Raytheon Company	516,880
3,900	Rayonier, Inc. REIT	169,416	13,500	Tomkins plc ADR	191,970
5,600	Realty Income Corporation *	143,472	3,400	United Technologies Corporation	233,988
3,300	Regency Centers Corporation	213,708		Total Industrials	6,466,624
32,658	Regions Financial Corporation	644,996
4,500	Senior Housing Property Trust	106,650	Information Technology (1.1%)
10,800	Simon Property Group, Inc. *	1,003,428	20,000	Intel Corporation	423,600
2,766	SL Green Realty Corporation *	225,346	7,200	International Business Machines
1,500	Sovran Self Storage, Inc.	64,065		Corporation	829,008
4,000	Strategic Hotel Capital, Inc. *	52,520	12,500	Linear Technology Corporation *	383,625
2,400	Sun Communities, Inc.	49,200	7,700	Paychex, Inc.	263,802
3,300	Sunstone Hotel Investors, Inc.	52,833		Total Information Technology	1,900,035
1,700	Tanger Factory Outlet Centers, Inc. *	65,399
1,900	Taubman Centers, Inc.	98,990	Materials (1.0%)
30,533	Tortoise Energy Infrastructure		1,700	Broken Hill Proprietary, Ltd. *	111,945
	Corporation	915,990	2,700	Martin Marietta Materials, Inc. *	286,659
24,264	Tortoise North American Energy		6,600	Nucor Corporation	447,084
	Corporation	549,580	8,700	PPG Industries, Inc.	526,437
52,700	U.S. Bancorp *	1,705,372	5,700	Sonoco Products Company	163,191
6,700	UDR, Inc.	164,284	3,100	Vulcan Materials Company *	205,840
6,600	Ventas, Inc.	296,406		Total Materials	1,741,156
7,200	Vornado Realty Trust	620,712
2,600	Washington Real Estate Investment
	Trust *	86,892	Telecommunications Services (1.3%)
4,500	Weingarten Realty Investors	154,980	12,200	America Movil SA de CV ADR ‡	777,018
18,100	Wells Fargo & Company	526,710	37,200	AT&T, Inc. ‡	1,424,760
	Total Financials	26,947,596		Total Telecommunications
				Services	2,201,778
Health Care (3.5%)
16,700	Abbott Laboratories ‡	921,005	Utilities (0.5%)
10,000	Bristol-Myers Squibb Company	213,000	14,300	Atmos Energy Corporation	364,650
18,000	Eli Lilly and Company	928,620	5,400	Huaneng Power International, Inc. ADR *	164,916
22,900	Johnson & Johnson	1,485,523	7,800	Progress Energy, Inc.	325,260
3,900	Medtronic, Inc.	188,643		Total Utilities	854,826
13,000	Merck & Company, Inc.	493,350
5,000	Meridian Bioscience, Inc.	167,150		Total Common Stock
				(cost $70,771,381)	63,490,656

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
9

Diversified Income Plus Fund
Schedule of Investments as of March 31, 2008 (unaudited)

	Preferred Stock/Equity-Linked			Preferred Stock/Equity-Linked
Shares	Securities (0.8%)	Value	Shares	Securities (0.8%)	Value
Communications Services (0.3%)			Utilities (0.1%)
15,600	CenterPoint Energy, Inc., Convertible	$444,288	720	NRG Energy, Inc., Convertible	$243,225
	Total Communications Services	444,288	Total Utilities		243,225

Financials (0.4%)			Total Preferred Stock/
11,658	Allegro Investment Corporation		Equity-Linked Securities
	SA TGT, Convertible ‡¿	603,195	(cost $1,372,308)		1,290,708
	Total Financials	603,195

Principal		Interest	Maturity
Amount	Bank Loans (7.2%) !!	Rate	Date	Value
Basic Materials (0.6%)
$489,653	Domtar Corporation, Term Loan	3.934%	3/7/2014	$457,110
570,000	Georgia-Pacific Corporation, Term Loan §≠	4.704	12/20/2012	528,675
	Total Basic Materials			985,785

Capital Goods (0.6%)
318,803	Allied Waste North America, Inc., Term Loan	4.329	3/28/2014	302,464
191,676	Allied Waste North America, Inc., Term Loan	6.621	3/28/2014	181,517
570,000	United Rentals, Inc., Term Loan §≠	4.954	2/14/2011	544,823
	Total Capital Goods			1,028,804

Communications Services (0.9%)
568,538	Direct TV Holdings, LLC, Term Loan	4.204	4/13/2013	546,189
545,854	Idearc, Inc., Term Loan	4.700	11/17/2014	435,865
545,875	Windstream Corporation, Term Loan	5.500	7/17/2013	523,358
	Total Communications Services			1,505,412

Consumer Cyclical (0.6%)
570,000	Goodyear Engineered Product, Term Loan §≠	8.454	7/31/2015	510,435
83,688	Hertz Corporation, Term Loan	4.099	12/21/2012	78,248
462,823	Hertz Corporation, Term Loan	4.429	12/21/2012	432,018
	Total Consumer Cyclical			1,020,701

Consumer Non-Cyclical (2.4%)
547,250	Biomet, Inc., Term Loan	5.696	3/25/2015	526,465
464,063	BSC Internation Holdings, Ltd., Term Loan	3.606	4/21/2011	436,219
5,964	CHS/Community Health Systems, Inc., Term Loan §≠	3.454	7/25/2014	5,493
524,250	CHS/Community Health Systems, Inc., Term Loan	5.335	7/25/2014	482,824
570,000	Constellation Brands, Inc., Term Loan	4.912	6/5/2013	542,686
570,000	Fresenius Medical Care, Term Loan	2.750	3/31/2013	543,877
568,561	HCA, Inc., Term Loan	4.946	11/18/2013	522,860
570,000	Mylan Laboratories, Inc., Term Loan §≠	5.954	10/2/2014	549,811
546,835	Supervalu, Inc., Term Loan	4.186	6/2/2012	524,508
	Total Consumer Non-Cyclical			4,134,743

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
10

Diversified Income Plus Fund
Schedule of Investments as of March 31, 2008 (unaudited)

Principal		Interest	Maturity
Amount	Bank Loans (7.2%) !!	Rate	Date	Value
Financials (0.6%)
$570,000	Nuveen Investments, Inc., Term Loan §≠	5.680%	11/13/2014	$513,285
547,236	Solar Capital Corporation, Term Loan	4.878	2/28/2014	507,791
	Total Financials			1,021,076

Technology (0.6%)
568,571	First Data Corporation, Term Loan	5.355	9/24/2014	510,861
440,554	Flextronics Semiconductor, Ltd., Term Loan	7.394	10/1/2014	399,803
126,596	Flextronics Semiconductor, Ltd., Term Loan	7.455	10/1/2012	119,000
	Total Technology			1,029,664

Transportation (0.3%)
570,000	Kansas City Southern Railway, Term Loan §≠	5.502	4/28/2013	528,675
	Total Transportation			528,675

Utilities (0.6%)
568,575	Energy Future Holdings, Term Loan	6.579	10/10/2014	517,523
331,339	NRG Energy, Inc., Term Loan	4.196	2/1/2013	311,091
161,348	NRG Energy, Inc., Term Loan	4.096	2/1/2013	151,340
	Total Utilities			979,954

	Total Bank Loans (cost $12,688,268)			12,234,814

Principal		Interest	Maturity
Amount	Long-Term Fixed Income (52.5%)	Rate	Date	Value
Asset-Backed Securities (2.8%)
$1,500,000	Citibank Credit Card Issuance Trust	5.650%	9/20/2019	$1,500,952
1,000,000	Discover Card Master Trust	5.650	3/16/2020	998,390
850,000	GAMUT Reinsurance, Ltd. †≤	10.244	4/30/2008	845,155
250,000	GAMUT Reinsurance, Ltd. †≤	18.244	4/30/2008	249,730
600,000	Merna Re, Ltd. †≤	4.446	6/30/2008	547,380
600,000	Merna Re, Ltd. †≤	5.446	6/30/2008	547,860
	Total Asset-Backed Securities			4,689,467

Basic Materials (4.3%)
570,000	Abitibi-Consolidated, Inc.	6.000	6/20/2013	276,450
150,000	Aleris International, Inc.	9.000	12/15/2014	109,500
220,000	Arch Western Finance, LLC	6.750	7/1/2013	219,450
104,000	Buckeye Technologies, Inc.	8.000	10/15/2010	103,870
290,000	Cascades, Inc.	7.250	2/15/2013	255,925
570,000	Chemtura Corporation	6.875	6/1/2016	507,300
280,000	Domtar, Inc.	7.875	10/15/2011	280,000
190,000	Domtar, Inc.	7.125	8/15/2015	179,075
190,000	Drummond Company, Inc. ≤	7.375	2/15/2016	173,850
320,000	FMG Finance, Pty., Ltd. ≤	10.625	9/1/2016	360,000
390,000	Freeport-McMoRan Copper & Gold, Inc.	8.375	4/1/2017	413,888
120,000	Georgia-Pacific Corporation	8.125	5/15/2011	119,100
760,000	Georgia-Pacific Corporation ≤	7.125	1/15/2017	703,000

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
11

Diversified Income Plus Fund
Schedule of Investments as of March 31, 2008 (unaudited)

Principal		Interest	Maturity
Amount	Long-Term Fixed Income (52.5%)	Rate	Date	Value
Basic Materials — continued
$300,000	Graphic Packaging International Corporation	9.500%	8/15/2013	$288,000
320,000	Griffin Coal Mining Company, Pty., Ltd. ≤	9.500	12/1/2016	230,400
70,000	Huntsman International, LLC	7.875	11/13/2014	74,200
280,000	Invista	9.250	5/1/2012	286,300
100,000	Jefferson Smurfit Corporation	8.250	10/1/2012	90,125
440,000	Mosaic Global Holdings, Inc., Convertible ≤	7.625	12/1/2014	470,800
290,000	NewPage Corporation	10.000	5/1/2012	295,800
570,000	Novelis, Inc.	7.250	2/15/2015	504,450
550,000	Peabody Energy Corporation	5.875	4/15/2016	519,750
570,000	Smurfit-Stone Container Enterprises, Inc.	8.000	3/15/2017	478,800
340,000	Terra Capital, Inc.	7.000	2/1/2017	335,325
	Total Basic Materials			7,275,358

Capital Goods (3.1%)
620,000	Allied Waste North America, Inc.	6.875	6/1/2017	607,600
190,000	Ball Corporation ‡	6.625	3/15/2018	188,575
210,000	Berry Plastics Holding Corporation	8.875	9/15/2014	183,225
550,000	Bombardier, Inc. ‡≤	6.750	5/1/2012	544,500
490,000	Case New Holland, Inc.	7.125	3/1/2014	480,200
150,000	Crown Americas, Inc.	7.625	11/15/2013	153,000
150,000	Crown Americas, Inc.	7.750	11/15/2015	154,125
570,000	L-3 Communications Corporation	5.875	1/15/2015	545,775
600,000	L-3 Communications Corporation, Convertible ‡	3.000	8/1/2035	749,250
470,000	Leucadia National Corporation	7.125	3/15/2017	445,325
190,000	Mueller Water Products, Inc.	7.375	6/1/2017	163,875
100,000	Owens-Brockway Glass Container, Inc.	8.250	5/15/2013	103,500
320,000	Owens-Illinois, Inc. *	7.500	5/15/2010	327,200
260,000	Plastipak Holdings, Inc. ≤	8.500	12/15/2015	236,600
150,000	TransDigm, Inc.	7.750	7/15/2014	150,000
350,000	United Rentals North America, Inc. *	7.000	2/15/2014	274,750
	Total Capital Goods			5,307,500

Collateralized Mortgage Obligations (2.0%)
2,621,070	Deutsche Alt-A Securities, Inc. †	5.292	4/25/2008	1,951,199
2,225,135	Washington Mutual Alternative Loan Trust †	5.076	4/25/2008	1,488,494
	Total Collateralized Mortgage Obligations			3,439,693

Commercial Mortgage-Backed Securities (3.9%)
2,000,000	Banc of America Large Loan Trust †‡≤	2.928	4/15/2008	1,871,176
2,000,000	Commercial Mortgage Pass-Through Certificates †≤	2.779	4/15/2008	1,854,590
1,000,000	Goldman Sachs Mortgage Securities Corporation II	5.799	8/10/2045	998,408
2,000,000	Wachovia Bank Commercial Mortgage Trust †≤	2.938	4/15/2008	1,875,796
	Total Commercial Mortgage-Backed Securities			6,599,970

Communications Services (5.9%)
480,000	American Tower Corporation ‡≤	7.000	10/15/2017	480,000
180,000	Centennial Communications Corporation *	8.125	2/1/2014	170,100
290,000	Charter Communications Operating, LLC ≤	8.000	4/30/2012	266,075
240,000	Citizens Communications Company	9.250	5/15/2011	248,400

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
12

Diversified Income Plus Fund
Schedule of Investments as of March 31, 2008 (unaudited)

Principal		Interest	Maturity
Amount	Long-Term Fixed Income (52.5%)	Rate	Date	Value
Communications Services — continued
$570,000	Citizens Communications Company	6.250%	1/15/2013	$515,850
550,000	CSC Holdings, Inc.	7.625	4/1/2011	543,812
99,000	Dex Media West, LLC/Dex Media West Finance Company	9.875	8/15/2013	86,130
550,000	DIRECTV Holdings, LLC	6.375	6/15/2015	512,875
285,000	Echostar DBS Corporation	6.625	10/1/2014	259,350
700,000	Idearc, Inc.	8.000	11/15/2016	453,250
90,000	Intelsat Bermuda, Ltd.	9.250	6/15/2016	90,675
570,000	Intelsat Intermediate, Inc. >	Zero Coupon	2/1/2010	484,500
200,000	Intelsat Subsidiary Holding Company, Ltd.	8.625	1/15/2015	201,500
570,000	Interpublic Group of Companies, Inc.	6.250	11/15/2014	459,562
120,000	Lamar Media Corporation	6.625	8/15/2015	105,600
570,000	Level 3 Financing, Inc.	9.250	11/1/2014	465,975
570,000	Liberty Media Corporation	5.700	5/15/2013	499,060
300,000	News America, Inc. ≤	6.650	11/15/2037	302,547
380,000	NTL Cable plc	9.125	8/15/2016	340,100
320,000	Quebecor Media, Inc. ≤	7.750	3/15/2016	292,000
280,000	Qwest Communications International, Inc.	7.250	2/15/2011	268,800
90,000	Qwest Communications International, Inc.	7.500	2/15/2014	84,600
360,000	Qwest Corporation	7.875	9/1/2011	359,100
290,000	R.H. Donnelley Corporation	6.875	1/15/2013	176,900
420,000	R.H. Donnelley Corporation	6.875	1/15/2013	256,200
160,000	R.H. Donnelley Corporation	8.875	1/15/2016	101,200
485,000	Rogers Wireless Communications, Inc.	7.500	3/15/2015	509,544
120,000	Rural Cellular Corporation	9.875	2/1/2010	123,300
300,000	Time Warner Cable, Inc.	5.850	5/1/2017	287,163
280,000	Time Warner Telecom Holdings, Inc.	9.250	2/15/2014	282,800
200,000	Valor Telecommunications Enterprises, LLC	7.750	2/15/2015	204,275
290,000	Videotron Ltee	6.875	1/15/2014	267,525
350,000	Windstream Corporation	8.625	8/1/2016	343,875
	Total Communications Services			10,042,643

Consumer Cyclical (6.8%)
350,000	Beazer Homes USA, Inc. *	8.625	5/15/2011	269,500
490,000	Buhrmann U.S., Inc.	7.875	3/1/2015	458,150
530,000	Centex Corporation	7.500	1/15/2012	494,225
250,000	Circus & Eldorado Joint Venture/Silver Legacy Capital
	Corporation	10.125	3/1/2012	251,875
270,000	Corrections Corporation of America	6.250	3/15/2013	264,600
600,000	D.R. Horton, Inc.	6.500	4/15/2016	534,000
139,000	Dollarama Group, LP †	10.579	6/16/2008	131,355
260,000	Dollarama Group, LP	8.875	8/15/2012	244,400
230,000	Ford Motor Credit Company †	8.708	4/15/2008	216,120
80,000	Ford Motor Credit Company	9.750	9/15/2010	71,262
170,000	Ford Motor Credit Company	7.000	10/1/2013	132,603
120,000	Ford Motor Credit Company *	8.000	12/15/2016	93,937
310,000	Gaylord Entertainment Company	6.750	11/15/2014	269,700
570,000	General Motors Corporation	7.200	1/15/2011	475,950
260,000	Hanesbrands, Inc. †	8.204	6/16/2008	230,750
570,000	Harrah’s Operating Company, Inc. *	10.750	2/1/2016	498,116

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
13

Diversified Income Plus Fund
Schedule of Investments as of March 31, 2008 (unaudited)

Principal		Interest	Maturity
Amount	Long-Term Fixed Income (52.5%)	Rate	Date	Value
Consumer Cyclical — continued
$570,000	Host Marriott, LP	6.375%	3/15/2015	$530,100
280,000	KB Home	6.250	6/15/2015	248,150
570,000	Lear Corporation	8.500	12/1/2013	507,300
390,000	MGM MIRAGE	5.875	2/27/2014	333,450
280,000	MGM MIRAGE	7.625	1/15/2017	254,800
290,000	Pinnacle Entertainment	8.250	3/15/2012	273,325
270,000	Pokagon Gaming Authority ≤	10.375	6/15/2014	284,850
580,000	Pulte Homes, Inc.	7.875	8/1/2011	556,800
570,000	Rite Aid Corporation	7.500	3/1/2017	513,000
280,000	Royal Caribbean Cruises, Ltd.	7.250	6/15/2016	255,578
305,000	Seminole Hard Rock Entertainment †≤	5.300	6/16/2008	241,712
170,000	Service Corporation International	6.750	4/1/2015	167,238
440,000	Station Casinos, Inc. *	6.875	3/1/2016	256,300
280,000	Tenneco, Inc. ≤	8.125	11/15/2015	277,900
120,000	TRW Automotive, Inc. *≤	7.000	3/15/2014	110,700
360,000	Tunica Biloxi Gaming Authority ≤	9.000	11/15/2015	349,200
300,000	Turning Stone Resort Casino Enterprise ≤	9.125	12/15/2010	291,000
180,000	Turning Stone Resort Casino Enterprise ≤	9.125	9/15/2014	171,900
242,000	Universal City Florida Holding Company I/II †	7.989	5/1/2008	234,740
210,000	Warnaco, Inc.	8.875	6/15/2013	217,875
323,000	WMG Holdings Corporation >	Zero Coupon	12/15/2009	167,960
570,000	Wynn Las Vegas Capital Corporation ≤	6.625	12/1/2014	548,625
	Total Consumer Cyclical			11,429,046

Consumer Non-Cyclical (4.2%)
300,000	Aramark Corporation	8.500	2/1/2015	300,750
600,000	Archer-Daniels-Midland Company, Convertible ‡≤	0.875	2/15/2014	696,750
650,000	Boston Scientific Corporation ‡	5.450	6/15/2014	596,375
480,000	Community Health Systems, Inc.	8.875	7/15/2015	481,800
680,000	Constellation Brands, Inc. *	7.250	9/1/2016	661,300
300,000	Coventry Health Care, Inc.	5.950	3/15/2017	283,482
290,000	DaVita, Inc.	6.625	3/15/2013	281,300
300,000	Fisher Scientific International, Inc., Convertible	3.250	3/1/2024	465,375
285,000	Genzyme Corporation, Convertible *	1.250	12/1/2023	330,244
660,000	HCA, Inc.	9.250	11/15/2016	684,750
250,000	Jarden Corporation	7.500	5/1/2017	218,750
280,000	LVB Acquisition ≤	10.000	10/15/2017	293,300
230,000	Michael Foods, Inc.	8.000	11/15/2013	224,250
320,000	Smithfield Foods, Inc.	8.000	10/15/2009	324,800
450,000	Stater Brothers Holdings, Inc.	8.125	6/15/2012	451,125
460,000	SUPERVALU, Inc.	7.500	11/15/2014	464,600
315,000	Teva Pharmaceutical Finance Company, Convertible	1.750	2/1/2026	356,344
70,000	Ventas Realty, LP/Ventas Capital Corporation	6.500	6/1/2016	67,550
	Total Consumer Non-Cyclical			7,182,845

Energy (3.4%)
220,000	CHC Helicopter Corporation	7.375	5/1/2014	219,175
680,000	Chesapeake Energy Corporation	6.375	6/15/2015	659,600
200,000	Chesapeake Energy Corporation	6.250	1/15/2018	191,000

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
14

Diversified Income Plus Fund
Schedule of Investments as of March 31, 2008 (unaudited)

Principal		Interest	Maturity
Amount	Long-Term Fixed Income (52.5%)	Rate	Date	Value
Energy — continued
$600,000	Chesapeake Energy Corporation, Convertible	2.750%	11/15/2035	$801,000
280,000	Connacher Oil and Gas, Ltd. ≤	10.250	12/15/2015	282,100
220,000	Denbury Resources, Inc.	7.500	12/15/2015	224,950
270,000	Forest Oil Corporation *	7.250	6/15/2019	274,725
170,000	Hornbeck Offshore Services, Inc.	6.125	12/1/2014	160,650
400,000	Newfield Exploration Company	6.625	4/15/2016	392,000
650,000	Ocean Rig Norway AS ≤	8.375	7/1/2013	715,000
260,000	OPTI Canada, Inc.	8.250	12/15/2014	257,400
270,000	PetroHawk Energy Corporation	9.125	7/15/2013	277,425
390,000	Petroplus Finance, Ltd. ≤	7.000	5/1/2017	348,075
280,000	Plains Exploration & Production Company	7.750	6/15/2015	279,300
420,000	Tesoro Corporation	6.500	6/1/2017	375,900
210,000	Western Oil Sands, Inc.	8.375	5/1/2012	235,923
	Total Energy			5,694,223

Financials (5.3%)
600,000	American International Group, Inc. ‡	6.250	3/15/2037	486,063
300,000	AXA SA ‡≤	6.463	12/14/2018	240,785
300,000	BBVA Bancomer SA ‡≤	6.008	5/17/2022	270,045
290,000	Capital One Capital III ‡	7.686	8/15/2036	225,230
290,000	Capital One Capital IV ‡	6.745	2/17/2037	207,076
570,000	Deluxe Corporation	5.125	10/1/2014	465,262
400,000	FTI Consulting, Inc.	7.625	6/15/2013	410,000
870,000	General Motors Acceptance Corporation	6.875	9/15/2011	665,867
280,000	Goldman Sachs Group, Inc. Convertible, Convertible	1.000	3/7/2012	283,178
560,000	J.P. Morgan Chase Capital XX	6.550	9/29/2036	489,921
600,000	Lehman Brothers Holdings, Inc.	7.000	9/27/2027	554,599
870,000	Lincoln National Corporation	7.000	5/17/2016	797,771
300,000	Mitsubishi UFG Capital Finance, Ltd.	6.346	7/25/2016	244,470
290,000	Nuveen Investment, Inc. ≤	10.500	11/15/2015	248,675
290,000	ProLogis Trust	5.625	11/15/2016	263,707
580,000	Rabobank Capital Funding Trust ≤	5.254	10/21/2016	481,733
285,000	Rouse Company, LP	6.750	5/1/2013	245,605
580,000	Royal Bank of Scotland Group plc ≤	6.990	10/5/2017	492,362
580,000	Student Loan Marketing Corporation	4.500	7/26/2010	475,902
580,000	Swiss RE Capital I, LP ≤	6.854	5/25/2016	539,727
580,000	Wachovia Capital Trust III	5.800	3/15/2011	413,250
905,000	Washington Mutual Preferred Funding *≤	6.665	12/1/2020	488,700
	Total Financials			8,989,928

Technology (2.1%)
36,000	Avago Technologies Finance Pte †	8.576	6/2/2008	35,460
180,000	Avago Technologies Finance Pte	10.125	12/1/2013	189,900
570,000	First Data Corporation *≤	9.875	9/24/2015	468,825
570,000	Flextronics International, Ltd.	6.250	11/15/2014	524,400
570,000	Freescale Semiconductor, Inc.	8.875	12/15/2014	446,025
110,000	NXP BV/NXP Funding, LLC †	7.008	4/15/2008	90,750
190,000	NXP BV/NXP Funding, LLC *	9.500	10/15/2015	156,275
570,000	Sanmina-SCI Corporation *	6.750	3/1/2013	494,475

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
15

Diversified Income Plus Fund
Schedule of Investments as of March 31, 2008 (unaudited)

Principal		Interest	Maturity
Amount	Long-Term Fixed Income (52.5%)	Rate	Date	Value
Technology — continued
$490,000	Seagate Technology HDD Holdings	6.800%	10/1/2016	$466,725
570,000	Sungard Data Systems, Inc.	4.875	1/15/2014	499,462
290,000	Unisys Corporation	8.000	10/15/2012	249,400
	Total Technology			3,621,697

Transportation (1.4%)
280,000	Avis Budget Car Rental, LLC	7.750	5/15/2016	228,200
272,174	Continental Airlines, Inc.	7.875	7/2/2018	231,348
600,000	Continental Airlines, Inc.	6.903	4/19/2022	516,000
180,000	Delta Air Lines, Inc.	7.920	11/18/2010	168,300
80,000	Hertz Corporation	8.875	1/1/2014	75,800
140,000	Hertz Corporation	10.500	1/1/2016	131,075
210,000	Kansas City Southern de Mexico SA de CV	7.625	12/1/2013	197,400
285,000	Overseas Shipholding Group, Inc.	8.250	3/15/2013	286,069
502,523	Piper Jaffray Equipment Trust Securities ≤	6.750	4/1/2011	462,321
	Total Transportation			2,296,513

U.S. Government (1.4%)
2,239,260	U.S. Treasury Notes, TIPS *	2.000	7/15/2014	2,431,872
	Total U.S. Government			2,431,872

Utilities (5.9%)
570,000	AES Corporation ‡	7.750	10/15/2015	574,275
480,000	CMS Energy Corporation, Convertible	2.875	12/1/2024	542,400
490,000	Colorado Interstate Gas Company	6.800	11/15/2015	505,193
100,000	Consumers Energy Company	6.300	2/1/2012	100,602
290,000	Copano Energy, LLC	8.125	3/1/2016	300,150
150,000	Dynegy Holdings, Inc.	6.875	4/1/2011	147,375
130,000	Dynegy Holdings, Inc.	7.500	6/1/2015	121,875
170,000	Dynegy Holdings, Inc.	8.375	5/1/2016	168,300
50,000	Dynegy Holdings, Inc.	7.750	6/1/2019	46,750
170,000	Edison Mission Energy	7.500	6/15/2013	174,250
180,000	Edison Mission Energy	7.750	6/15/2016	185,400
270,000	Edison Mission Energy	7.000	5/15/2017	268,650
270,000	Edison Mission Energy	7.200	5/15/2019	266,625
320,000	El Paso Corporation	6.875	6/15/2014	326,328
290,000	Energy Future Holdings Corporation	10.875	11/1/2017	292,900
880,000	Enterprise Products Operating, LP	8.375	8/1/2016	856,557
240,000	Illinois Power Company ≤	6.125	11/15/2017	237,324
570,000	Intergen NV ≤	9.000	6/30/2017	595,650
570,000	Kinder Morgan Finance Company ulc	5.700	1/5/2016	540,075
100,000	Mirant North America, LLC	7.375	12/31/2013	101,000
755,000	NRG Energy, Inc.	7.375	2/1/2016	739,900
170,000	Pacific Energy Partners, LP/Pacific Energy Finance Corporation	7.125	6/15/2014	180,030
200,000	Pacific Energy Partners, LP/Pacific Energy Finance Corporation	6.250	9/15/2015	198,783
290,000	Regency Energy Partners, LP	8.375	12/15/2013	295,800
145,000	Reliant Energy Resources Corporation	6.750	12/15/2014	147,538
280,000	Reliant Resources, Inc. *	7.875	6/15/2017	278,600
280,000	Sabine Pass LNG LP	7.500	11/30/2016	270,200

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
16

Diversified Income Plus Fund
Schedule of Investments as of March 31, 2008 (unaudited)

Principal		Interest	Maturity
Amount	Long-Term Fixed Income (52.5%)	Rate	Date	Value
Utilities — continued
$500,000	SemGroup, LP ≤	8.750%	11/15/2015	$457,500
110,000	Southern Natural Gas Company	7.350	2/15/2031	112,659
150,000	Southern Star Central Corporation	6.750	3/1/2016	144,000
570,000	Texas Competitive Electric Holdings Company, LLC	10.250	11/1/2015	567,862
170,000	Williams Partners, LP	7.250	2/1/2017	170,850
	Total Utilities			9,915,401

	Total Long-Term Fixed Income (cost $95,656,907)			88,916,156

		Interest	Maturity
Shares	Collateral Held for Securities Loaned (9.2%)	Rate (+)	Date	Value
15,641,976	Thrivent Financial Securities Lending Trust	2.990%	N/A	$15,641,976
	Total Collateral Held for Securities Loaned
	(cost $15,641,976)			15,641,976

Shares or
Principal		Interest	Maturity
Amount	Short-Term Investments (4.2%)	Rate (+)	Date	Value
$500,000	Federal Home Loans Bank Discount Notes	2.598%	5/16/2008	$498,376
1,150,000	Federal National Mortgage Association ‡	3.800	5/16/2008	1,144,560
5,451,240	Thrivent Money Market Fund	3.120	N/A	5,451,240
	Total Short-Term Investments (at amortized cost)			7,094,176
	Total Investments (cost $203,225,016) 111.3%			$188,668,486
	Other Assets and Liabilities, Net (11.3%)			(19,082,773)
	Total Net Assets 100.0%			$169,585,713

	Number of		Notional
	Contracts	Expiration	Principal		Unrealized
Futures	Long/(Short)	Date	Amount	Value	Gain/(Loss)
5-Yr. U.S. Treasury Bond Futures	42	June 2008	$4,721,836	$4,797,844	$76,008
10-Yr. U.S. Treasury Bond Futures	(20)	June 2008	(2,367,002)	(2,379,063)	(12,061)
Russell 2000 Index Mini-Futures	2	June 2008	135,145	138,000	2,855
S&P 500 Index Mini-Futures	6	June 2008	395,591	397,200	1,609
Total Futures					$68,411

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
17

Diversified Income Plus Fund
Schedule of Investments as of March 31, 2008 (unaudited)

			Notional
	Buy/Sell	Termination	Principal		Unrealized
Swaps and Counterparty	Protection	Date	Amount	Value	Gain/(Loss)
Credit Default Swaps
Ford Motor Company, 5 Year, at 6.90%;	Sell	September 2012	$480,000	($70,893)	($70,893)
Banc of America
Total Swaps					($70,893)

# Non-income producing security.

* All or a portion of the security is on loan.

+ The interest rate shown reflects the yield, coupon rate or, for securities purchased at a discount, the discount rate at the date of purchase.

> Denotes step coupon bonds for which the current interest rate and next scheduled reset date are shown.

† Denotes variable rate obligations for which the current yield and next scheduled reset date are shown.

§ Denotes investments purchased on a when-issued or delayed delivery basis.

± Designated as cover for long settling trades.

‡ At March 31, 2008, $1,144,560 of investments were held on deposit with the counterparty and pledged as the initial margin deposit for open financial futures contracts. In addition, $12,019,834 and $574,275 of investments were earmarked as collateral to cover open financial futures contracts and swap contracts, respectively.

¿ These securities are Equity-Linked Structured Securities.

≤ Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities have been determined to be liquid under the guidelines established by the Fund’s Board of Trustees and may be resold to other dealers in the program or to other qualified institutional buyers. As of March 31, 2008 the value of these investments was $21,446,218 or 12.6% of total net assets.

≠ All or a portion of the loan is unfunded.

!! The stated interest rate represents the weighted average of all contracts within the bank loan facility. Bank loans generally have rates of interest which are reset either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London-Interbank Offered Rate (“LIBOR”), and secondarily the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders. Bank loans often require prepayments from excess cash flows or allow the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. Therefore, the remaining maturity may be considerably less than the stated maturities shown.

Definitions:

ADR — American Depository Receipts, which are certificates for shares of an underlying foreign security’s shares held by an issuing U.S. depository bank.

REIT — Real Estate Investment Trust, is a company that buys, develops, manages and/or sells real estate assets.

TIPS — Treasury Inflation Protected Security.

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$1,893,759
Gross unrealized depreciation	(16,450,289)
Net unrealized appreciation (depreciation)	($14,556,530)
Cost for federal income tax purposes	$203,225,016

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
18

THRIVENT MUTUAL FUNDS
NOTES TO SCHEDULE OF INVESTMENTS
March 31, 2008 (unaudited)

SIGNIFICANT ACCOUNTING POLICIES

Valuation of Investments — Securities traded on U.S. or foreign securities exchanges or included in a national market system are valued at the official closing price at the close of each business day unless otherwise stated below. Over-the-counter securities and listed securities for which no price is readily available are valued at the current bid price considered best to represent the value at that time. Security prices are based on quotes that are obtained from an independent pricing service approved by the Board of Trustees. The pricing service, in determining values of fixed-income securities, takes into consideration such factors as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, and other yield and risk factors it deems relevant in determining valuations. Securities which cannot be valued by the approved pricing service are valued using valuations obtained from dealers that make markets in the securities. Exchange listed options and futures contracts are valued at the last quoted sales price. Swaps are valued using pricing sources approved by the Board of Trustees and the change in value, if any, is recorded as unrealized gains or losses. Mutual funds are valued at the net asset value at the close of each business day.

For all Funds, other than Money Market Fund, short-term securities with maturities of 60 days or less are valued at amortized cost. Securities held by Money Market Fund are valued on the basis of amortized cost (which approximates market value), whereby a portfolio security is valued at its cost initially and thereafter valued to reflect a constant amortization to maturity of any discount or premium. The market values of the securities held in Money Market Fund are determined once per week using prices supplied by the Funds’ independent pricing service. Money Market Fund and the Funds’ investment adviser follow procedures necessary to maintain a constant net asset value of $1.00 per share.

All securities for which market values are not readily available or deemed unreliable are appraised at fair value as determined in good faith under the direction of the Board of Trustees.

Fair Valuation of International Securities — Because many foreign markets close before the U.S. markets, events may occur between the close of the foreign market and the close of the U.S. markets that could have a material impact on the valuation of foreign securities. The Funds, under the supervision of the Board of Trustees, evaluate the impacts of these events and may adjust the valuation of foreign securities to reflect the fair value as of the close of the U.S. markets. The Board of Trustees has authorized the investment adviser to make fair valuation determinations pursuant to policies approved by the Board of Trustees.

Additional information for the Funds’ policy regarding valuation of investments and other significant accounting policies can be obtained by referring to the Funds’ most recent annual or semiannual shareholder report.

The following table is a summary of the inputs used, as of March 31, 2008, in valuing the Fund’s assets carried at fair value:

			Level 2 — Other Significant		Level 3 — Significant
	Level 1 — Quoted Prices		Observable Inputs		Unobservable Inputs		Totals (Level 1,2,3)
	Investments	Other Financial	Investments	Other Financial	Investments	Other Financial	Investments	Other Financial
Fund	in Securities	Instruments*	in Securities	Instruments*	in Securities	Instruments*	in Securities	Instruments*
Real Estate
Securities	$155,178,929	$—	$—	$—	$—	$—	$155,178,929	$—
Equity Income Plus	25,413,677	130,335	5,035,954	—	—	—	30,449,631	130,335
Diversified
Income Plus	85,373,897	68,411	102,229,073	(70,893)	1,065,516	—	188,668,486	(2,482)
Total Value	$265,966,503	$198,746	$107,265,027	$(70,893)	$1,065,516	$—	$374,297,046	$127,853

20

THRIVENT MUTUAL FUNDS
NOTES TO SCHEDULE OF INVESTMENTS
March 31, 2008 (unaudited)

The following table is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

		Accrued		Change in		Transfers
	Value	Discounts/	Realized	Unrealized	Net	In and/or	Value
Fund	December 31, 2007	Premiums	Gain/(Loss)	Gain/(Loss)	Purchases/Sales	Out of Level 3	March 31, 2008
Investment in Securities
Diversified Income Plus	$5,725,434	$205	$—	$(1,181,130)	$476,699	$(3,955,692)	$1,065,516
Total Value	$5,725,434						$1,065,516

*Other Financial Instruments include Futures, Written Options and Swap agreements.

INVESTMENTS IN AFFILIATES

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund. A summary of transactions for the three months ended March 31, 2008, in Money Market Fund, is as follows:

		Gross	Gross	Balance of		Dividend Income
	Value	Purchases and	Sales and	Shares Held at	Value	Three Months Ended
	December 31, 2007	Additions	Reductions	March 31, 2008	March 31, 2008	March 31, 2008
Real Estate Securities Fund	$—	$14,466,625	$9,054,057	5,412,568	$5,412,568	$13,128
Equity Income Plus Fund	—	477,369	64,646	412,723	412,723	308
Diversified Income Plus Fund	5,391,261	12,573,282	12,513,303	5,451,240	5,451,240	67,727
Total Value and
Dividend Income	$5,391,261				$11,276,531	$81,163

A summary of transactions for the three months ended March 31, 2008, in Thrivent Financial Securities Lending Trust, is as follows:

	Value	Purchases and	Sales and	Balance of Shares	Value
	December 31, 2007	Additions	Reductions	March 31, 2008	March 31, 2008
Real Estate Securities	$37,685,177	$69,467,903	$59,419,176	$47,733,904	$47,733,904
Diversified Income Plus	15,434,201	13,991,306	13,783,531	15,641,977	15,641,976
Total Value	$53,119,378				$63,375,880

21

Thrivent Investment Management™

625 Fourth Ave. S., Minneapolis, MN 55415-1665
www.thrivent.com • e-mail: mail@thrivent.com • 800-THRIVENT (800-847-4836)

Item 2. Controls and Procedures

(a) Registrant’s President and Treasurer have concluded that registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) Registrant’s President and Treasurer are aware of no change in registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, registrant’s internal control over financial reporting.

Item 3. Exhibits

Separate certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THRIVENT MUTUAL FUNDS
Date: May 29, 2008

	By:	/s/ Pamela J. Moret
Pamela J. Moret
President

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date: May 29, 2008	By:	/s/ Pamela J. Moret
Pamela J. Moret
President

Date: May 29, 2008	By:	/s/ Gerard V. Vaillancourt
Gerard V. Vaillancourt
Treasurer